As filed with the Securities and Exchange Commission on September 13, 2011

Securities Act File No. 33-24962
Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 88	X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 90	X

ADVANCED SERIES TRUST

(Exact name of Registrant as Specified in Charter)

GATEWAY CENTER THREE
100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077
(Address of Principal Executive Offices) (Zip Code)

(973) 367-7521
Registrant’s Telephone Number, Including Area Code:

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

¨ immediately upon filing pursuant to paragraph (b) ¨ 60 days after filing pursuant to paragraph (a)(1) ¨ 75 days after filing pursuant to paragraph (a)(2)	X on October 1, 2011 pursuant to paragraph (b) ¨ on pursuant to paragraph (a)(1) ¨ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 88 to the Registration Statement for Advanced Series Trust (the “Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No.87, which was filed pursuant to Rule 485(a)(1) on July 1, 2011. PEA No.88 was initially scheduled to become effective 75 days after filing. Accordingly, the contents of PEA No. 87 consisting of Part A, Part B, and Part C, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 13th day of September, 2011.

ADVANCED SERIES TRUST

By:	/s/ Stephen Pelletier
Stephen Pelletier President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*STEPHEN PELLETIER	President (Principal Executive Officer) and
Stephen Pelletier	Trustee

*GRACE C. TORRES	Treasurer (Principal Financial and Accounting
Grace C. Torres	Officer)

*SAUL K. FENSTER	Trustee
Saul K. Fenster

*TIMOTHY CRONIN	Trustee
Timothy Cronin

*DELAYNE DEDRICK GOLD	Trustee
Delayne Dedrick Gold

*ROBERT F. GUNIA	Trustee
Robert F. Gunia

*W. SCOTT MCDONALD, JR.	Trustee
W. Scott McDonald, Jr.

*THOMAS T. MOONEY	Chairman and Trustee
Thomas T. Mooney

*THOMAS M. O’BRIEN	Trustee
Thomas M. O’Brien

*F. DON SCHWARTZ	Trustee
F. Don Schwartz

*SUSAN D. AUSTIN	Trustee
Susan D. Austin
*By: /s/ John P. Schwartz	Assistant Secretary, Attorney-in-fact	September 13, 2011
John P. Schwartz